Goodwill (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill	$ 1,725	$ 1,698
Canada [Member]
Goodwill [Line Items]
Goodwill	1,252	1,225
United States [Member]
Goodwill [Line Items]
Goodwill	$ 473	$ 473